INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8. INCOME TAXES

The Company is subject to the tax laws of Cayman Islands and the tax rate is 0%. The Company’s former subsidiaries were subject to tax at various rates in the jurisdictions in which they operated. The reconciliation of the income tax expense is as follows:

	2015	2014	2013
	$	$	$

Net Income (loss) for the year	(170,223)	(606,346)	(517,537)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items		1,667	8,962
Change in estimates		-	(2,268)
Change enacted of tax rate		-	(2,702)
Functional currency adjustments		2,050	(10,985)
Foreign tax rate differential		-	(53,640)
Disposition of subsidiaries	-	410,964	-
Change in valuation allowance	-	(414,681)	64,490
Income tax expense (recovery)	-	-	3,857